Loss per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted [Table Text Block]
	Year ended
	March 31, 2025	March 31, 2024

Basic weighted average number of common shares outstanding	127,942,571	90,005,128
Diluted weighted average common shares outstanding	127,942,571	90,005,128